Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)

Customer relationship	$164,226	$172,614
License	2,075,215	2,181,213
Non-Compete Agreements	2,567,892	2,699,056
Less: Accumulated amortization	2,287,842	1,929,489
	$2,519,491	$3,123,394

Amortization expenses totaled $467,400 and $468,045 for the six months ended June 30, 2022 and 2021, respectively.

The following table sets forth the Company’s amortization expenses for the six months ending June 30 of the following years:

2023	$424,747
2024	103,761
2025	103,761
2026	103,761
2027	103,761
Thereafter	207,522
$1,047,313